Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
Other Non-current Assets
Other non-current assets consist of the following:

(In US$ millions)	December 31, 2015	December 31, 2014
Deferred tax effect of internal transfer of assets	92	102
Deferred mobilization costs	32	47
Deferred consideration	—	154
Receivable from shipyard (1)	199	—
Other	8	8
Total other non-current assets	331	311